Note 7 - Convertible Debt (PIK Notes) (Details) - Liability Components of the PIK Notes (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2013	Nov. 03, 2014
Note 7 - Convertible Debt (PIK Notes) (Details) - Liability Components of the PIK Notes [Line Items]
Less: Discount	$ (18,195,280)	$ (18,400,297)	$ (2,020,750)
PIK Note Derivative Liability	10,154,753	10,035,625
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member]
Note 7 - Convertible Debt (PIK Notes) (Details) - Liability Components of the PIK Notes [Line Items]
PIK Note Payable, Gross	12,155,063	11,576,250	10,507,333	10,500,000
Less: Discount	(1,944,922)	(1,949,555)	(2,020,750)
PIK Note Payable, Net	10,210,141	9,626,695	8,486,583
PIK Note Derivative Liability	554,128	478,149	2,250,000
Payment in Kind (PIK) Note [Member] | Series A Notes [Member]
Note 7 - Convertible Debt (PIK Notes) (Details) - Liability Components of the PIK Notes [Line Items]
PIK Note Payable, Gross	19,848,486	19,848,486			19,848,486
Less: Discount	(16,250,358)	(16,450,742)			(7,348,486)
PIK Note Payable, Net	3,598,128	3,397,744
PIK Note Derivative Liability	9,600,625	9,557,476			9,557,476
Payment in Kind (PIK) Note [Member]
Note 7 - Convertible Debt (PIK Notes) (Details) - Liability Components of the PIK Notes [Line Items]
PIK Note Payable, Gross	32,003,549	31,424,736	10,507,333
Less: Discount	(18,195,280)	(18,400,297)	(2,020,750)
PIK Note Payable, Net	13,808,269	13,024,439	8,486,583
PIK Note Derivative Liability	$ 10,154,753	$ 10,035,625	$ 2,250,000